Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Non-Cancellable Operating Leases

The following are future minimum lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2015:

Years ending 31 March (Millions of US dollars):
2016	$13.7
2017	10.3
2018	9.1
2019	7.0
2020	5.5
Thereafter	11.7

Total	$57.3